Document and Entity Information	0 Months Ended
Dec. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 27, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Dec. 27, 2013
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | A Class
Risk/Return:
Trading Symbol	AZLAX
American Beacon Zebra Global Equity Fund | American Beacon Zebra Global Equity Fund | C Class
Risk/Return:
Trading Symbol	AZLCX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | A Class
Risk/Return:
Trading Symbol	AZSAX
American Beacon Zebra Small Cap Equity Fund | American Beacon Zebra Small Cap Equity Fund | C Class
Risk/Return:
Trading Symbol	AZSCX
American Beacon SiM High Yield Opportunities Fund | American Beacon SiM High Yield Opportunities Fund | A Class
Risk/Return:
Trading Symbol	SHOAX
American Beacon SiM High Yield Opportunities Fund | American Beacon SiM High Yield Opportunities Fund | C Class
Risk/Return:
Trading Symbol	SHOCX
American Beacon The London Company Income Equity Fund | American Beacon The London Company Income Equity Fund | A Class
Risk/Return:
Trading Symbol	ABCAX
American Beacon The London Company Income Equity Fund | American Beacon The London Company Income Equity Fund | C Class
Risk/Return:
Trading Symbol	ABECX